Investment Securities	12 Months Ended
Dec. 31, 2019
Investment Securities
Investment Securities

(4)     Investment Securities

The amortized cost, gross unrealized gains and losses, and fair value of debt securities classified as available‑for‑sale at December 31, 2019 and 2018 were as follows:

	Total
	Amortized	Gross Unrealized		Fair
(in thousands)	Cost	Gains	Losses	Value
December 31, 2019
U.S. Treasury	$987	$8	$—	$995
U.S. government and federal agency obligations	8,124	—	(77)	8,047
U.S. government-sponsored enterprises	22,300	41	(58)	22,283
Obligations of states and political subdivisions	33,704	144	(59)	33,789
Mortgage-backed securities	105,522	522	(428)	105,616
Other debt securities (a)	3,000	53	—	3,053
Bank issued trust preferred securities (a)	1,486	—	(176)	1,310
Total available-for-sale securities	$175,123	$768	$(798)	$175,093

December 31, 2018
U.S. Treasury	$1,984	$—	$(32)	$1,952
U.S. government and federal agency obligations	10,235	—	(269)	9,966
U.S. government-sponsored enterprises	43,784	23	(472)	43,335
Obligations of states and political subdivisions	40,859	28	(501)	40,386
Mortgage-backed securities	121,230	72	(3,110)	118,192
Other debt securities (a)	3,000	—	—	3,000
Bank issued trust preferred securities (a)	1,486	—	(112)	1,374
Total available-for-sale securities	$222,578	$123	$(4,496)	$218,205

(a) Certain hybrid instruments possessing characteristics typically associated with debt obligations.

The Company's investment securities are classified as available for sale. Agency bonds and notes, Small Business Administration guaranteed loan certificates (SBA), residential and commercial agency mortgage-backed securities, and agency collateralized mortgage obligations (CMO) include securities issued by the Government National Mortgage Association (GNMA), a U.S. government agency, the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal Home Loan Bank (FHLB), which are U.S. government-sponsored enterprises.

Debt securities with carrying values aggregating approximately $139.8  million and $153.0 million at December 31, 2019 and December 31, 2018, respectively, were pledged to secure public funds, securities sold under agreements to repurchase, and for other purposes as required or permitted by law.

The amortized cost and fair value of debt securities classified as available‑for‑sale at December 31, 2019, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers have the right to call or prepay obligations with or without prepayment penalties.

	Amortized	Fair
(in thousands)	Cost	Value
Due in one year or less	$12,023	$12,023
Due after one year through five years	27,002	27,043
Due after five years through ten years	20,448	20,445
Due after ten years	10,128	9,966
Total	69,601	69,477
Mortgage-backed securities	105,522	105,616
Total available-for-sale securities	$175,123	$175,093

Other investment securities

Other investment securities include equity securities with readily determinable fair values and other investment securities that do not have readily determinable fair values. Investments in Federal Home Loan Bank (FHLB) stock, and Midwest Independent Bank (MIB) bankers bank stock, that do not have readily determinable fair values, are required for membership in those organizations.

(in thousands)	2019	2018
Other securities:
FHLB stock	$5,644	$5,512
MIB stock	151	151
Equity securities with readily determinable fair values	13	12
Total other investment securities	$5,808	$5,675

Gross unrealized losses on debt securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2019 and December 31, 2018 were as follows:

	Less than 12 months		12 months or more		Total	Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(in thousands)	Value	Losses	Value	Losses	Value	Losses
At December 31, 2019
U.S. government and federal agency obligations	$6,238	$(69)	$1,809	$(8)	$8,047	$(77)
U.S. government-sponsored enterprises	5,949	(47)	7,488	(11)	13,437	(58)
Obligations of states and political subdivisions	10,729	(53)	1,931	(6)	12,660	(59)
Mortgage-backed securities	5,444	(37)	40,120	(391)	45,564	(428)
Bank issued trust preferred securities	—	—	1,310	(176)	1,310	(176)
Total	$28,360	$(206)	$52,658	$(592)	$81,018	$(798)

(in thousands)
At December 31, 2018
U.S. Treasury	$—	$—	$1,952	$(32)	$1,952	$(32)
U.S. government and federal agency obligations	—	—	9,966	(269)	9,966	(269)
U.S. government-sponsored enterprises	1,997	(3)	33,346	(469)	35,343	(472)
Obligations of states and political subdivisions	5,851	(16)	28,832	(485)	34,683	(501)
Mortgage-backed securities	10,085	(61)	99,321	(3,049)	109,406	(3,110)
Bank issued trust preferred securities	—	—	1,374	(112)	1,374	(112)
Total	$17,933	$(80)	$174,791	$(4,416)	$192,724	$(4,496)

The total available for sale portfolio consisted of approximately 368 securities at December 31, 2019. The portfolio included 128 securities having an aggregate fair value of $81.0 million that were in a loss position at December 31, 2019. Securities identified as temporarily impaired which had been in a loss position for 12 months or longer had a fair value of $52.7 million at December 31, 2019. The $798,000 aggregate unrealized loss included in accumulated other comprehensive loss at December 31, 2019 was caused by interest rate fluctuations.

The total available for sale portfolio consisted of approximately 366 securities at December 31, 2018. The portfolio included 317 securities having an aggregate fair value of $192.7 million that were in a loss position at December 31, 2018. Securities identified as temporarily impaired which had been in a loss position for 12 months or longer totaled $174.8 million at fair value at December 31, 2018. The $4.5 million aggregate unrealized loss included in accumulated other comprehensive loss at December 31, 2018 was caused by interest rate fluctuations.

Because the decline in fair value is attributable to changes in interest rates and not credit quality, these investments were not considered other-than-temporarily impaired at December 31, 2019 and 2018, respectively. In the absence of changes in credit quality of these investments, the fair value is expected to recover on all debt securities as they approach their maturity date, or re-pricing date or if market yields for such investments decline. In addition, the Company does not have the intent to sell these investments over the period of recovery, and it is not more likely than not that the Company will be required to sell such investment securities.

The table presents the components of investment securities gains and losses, which have been recognized in earnings:

(in thousands)	2019	2018	2017
Investment securities (losses) gains, net
Available for sale securities:
Gains realized on sales	$6	$253	$38
Losses realized on sales	(46)	—	(33)
Other-than-temporary impairment recognized	—	—	—
Other investment securities:
Fair value adjustments, net	—	2	—
Investment securities (losses) gains, net	$(40)	$255	$5